FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	£ 7,531	£ 7,096
Trading liabilities:
Trading Liabilities	13,955	23,451
Total financial liabilities carried at fair value, excluding derivatives	21,486	30,547
Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities	11,048	21,595
Deposits [Member]
Trading liabilities:
Trading Liabilities	98	242
Short [Member]
Trading liabilities:
Trading Liabilities	2,809	1,614
Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss
Trading liabilities:
Trading Liabilities	2,781	1,464
Total financial liabilities carried at fair value, excluding derivatives	2,781	1,464
Level 1 of fair value hierarchy [member] | Short [Member]
Trading liabilities:
Trading Liabilities	2,781	1,464
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	7,483	7,085
Trading liabilities:
Trading Liabilities	11,174	21,987
Total financial liabilities carried at fair value, excluding derivatives	18,657	29,072
Level 2 of fair value hierarchy [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities	11,048	21,595
Level 2 of fair value hierarchy [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities	98	242
Level 2 of fair value hierarchy [member] | Short [Member]
Trading liabilities:
Trading Liabilities	28	150
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	48	11
Trading liabilities:
Total financial liabilities carried at fair value, excluding derivatives	£ 48	£ 11